INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2015
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

(7)INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, as of March 31, 2014 and 2015.

	March 31, 2014
					Weighted
	Gross	Accumulated		Net	Average
	carrying	amortization		carrying	Amortization
	amount	/deduction	Impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(12,117,249)	(12,009,457)	—	10
Customer relationships	1,300,000	(550,833)	—	749,167	12
Training platform	422,700	(35,225)	—	387,475	5
Contracts in progress (i)	1,225,380	(569,087)	—	656,293	—

Total intangible assets	27,074,786	(13,272,394)	(12,009,457)	1,792,935

	March 31, 2015
					Weighted
	Gross	Accumulated		Net	Average
	carrying	amortization		carrying	Amortization
	amount	/deduction	Impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
Customer relationships	1,300,000	(659,166)	—	640,834	12
Training platform	422,700	(119,765)	—	302,935	5
Contracts in progress (i)	1,225,380	(915,227)	(310,153)	—	—

Total intangible assets	2,948,080	(1,694,158)	(310,153)	943,769

(i)  Contracts in progress of RMB 569,087 and RMB 346,140 recognized at the acquisition date was deducted from the billing upon completion of certain contracts as of March 31, 2014 and 2015. The Company recognized an impairment charge of RMB 310,153 upon the cancellation of certain contracts during the year ended March 31, 2015.

ETS TOEIC license represents the amounts paid to Educational Testing Service (“ETS”) under a master distributor agreement for the exclusive right to market, distribute, administer and sell the Test of English for International Communication (“TOEIC”) in mainland PRC for ten years commencing from March 2009. The TOEIC distributor contract with ETS was terminated on February 28, 2014 and the Company recognized an impairment loss of RMB 12,009,457 for the year ended March 31, 2014.

Amortization expenses for intangible assets recognized as cost of revenues were RMB 2,514,392, RMB 2,359,475 and RMB 192,873 for the years ended March 31, 2013, 2014 and 2015, respectively.

As of March 31, 2015, the estimated amortization expense for the next five years is as follows:

March 31
RMB
2016	192,873
2017	192,873
2018	192,873
2019	157,648
2020	108,333